DEBT - Subordinated Loan and Security Agreement (Details)		1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 26, 2022 USD ($) shares	Apr. 30, 2021 USD ($) $ / shares shares	Jan. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) Y $ / shares
Debt
Compensating balance							$ 500,000	$ 500,000
Exercise price of warrants | $ / shares							$ 11.50
Balance of debt discount							$ 0	242,277
Change in fair value of the outstanding warrants classified as liabilities
Change in fair value of warrant liability				$ (2,106,398)	$ (1,263,839)	$ 20,756	(3,234,586)	190,911
2020 preferred Series B warrants and 2021 preferred Series B warrants
Debt
Fair value of the warrant at issuance								562,244
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, beginning						$ 562,244	562,244	228,000
Fair value of warrants granted								143,333
Fair value of exercised							(580,000)
Change in fair value of warrant liability							17,756	190,911
Warrant liability, ending								$ 562,244
2020 preferred Series B warrants
Debt
Warrants issued to purchase shares | shares			211,112
Exercise price of warrants | $ / shares			$ 1.80					$ 1.80
Valuation cap in case of liquidation			$ 150,000,000
Term of warrants (in years)			10 years
Fair value of the warrant at issuance			$ 228,000
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, ending			$ 228,000
2021 preferred Series B warrants
Debt
Warrants issued to purchase shares | shares		111,111
Exercise price of warrants | $ / shares		$ 1.80						$ 1.80
Valuation cap in case of liquidation		$ 150,000,000
Term of warrants (in years)		10 years
Fair value of the warrant at issuance		$ 143,333
Change in fair value of the outstanding warrants classified as liabilities
Warrant liability, ending		$ 143,333
Fair Value of Series B Redeemable Convertible Preferred Stock | 2020 preferred Series B warrants
Debt
Measurement input								2.89
Fair Value of Series B Redeemable Convertible Preferred Stock | 2021 preferred Series B warrants
Debt
Measurement input								2.89
Dividend Yield | 2020 preferred Series B warrants
Debt
Measurement input								0
Dividend Yield | 2021 preferred Series B warrants
Debt
Measurement input								0
Expected Volatility | 2020 preferred Series B warrants
Debt
Measurement input								0.20
Expected Volatility | 2021 preferred Series B warrants
Debt
Measurement input								0.20
Risk-Free Interest rate | 2020 preferred Series B warrants
Debt
Measurement input								0.0152
Risk-Free Interest rate | 2021 preferred Series B warrants
Debt
Measurement input								0.0152
Expected Life | 2020 preferred Series B warrants
Debt
Measurement input | Y								8.10
Expected Life | 2021 preferred Series B warrants
Debt
Measurement input | Y								9.26
Weighted Average [Member] | Fair Value of Series B Redeemable Convertible Preferred Stock | 2020 preferred Series B warrants
Debt
Measurement input | $ / shares			1.80
Weighted Average [Member] | Fair Value of Series B Redeemable Convertible Preferred Stock | 2021 preferred Series B warrants
Debt
Measurement input | $ / shares		1.80
Weighted Average [Member] | Dividend Yield | 2020 preferred Series B warrants
Debt
Measurement input			0
Weighted Average [Member] | Dividend Yield | 2021 preferred Series B warrants
Debt
Measurement input		0
Weighted Average [Member] | Expected Volatility | 2020 preferred Series B warrants
Debt
Measurement input			0.26
Weighted Average [Member] | Expected Volatility | 2021 preferred Series B warrants
Debt
Measurement input		0.27
Weighted Average [Member] | Risk-Free Interest rate | 2020 preferred Series B warrants
Debt
Measurement input			0.0093
Weighted Average [Member] | Risk-Free Interest rate | 2021 preferred Series B warrants
Debt
Measurement input		0.0173
Subordinated Loan and Security Agreement
Debt
Aggregate amount borrowed	$ 2,547,879
Issuance of stock (in shares) | shares	42,464
Outstanding balance of notes								$ 6,589,563
Interest expense							$ 47,046	$ 89,750
Subordinated Loan and Security Agreement | Minimum
Debt
Effective interest rate (in percent)							25.80%	25.80%
Subordinated Loan and Security Agreement | Maximum
Debt
Effective interest rate (in percent)							27.20%	26.20%
First loan and security agreement with a lender
Debt
Aggregate amount borrowed			$ 3,800,000
Maturity			4 years
Monthly loan repayable equal to percentage of net revenues			4.00%
Amount of return cap			$ 9,500,000
First loan and security agreement with a lender | If fully repaid with in 12 months
Debt
Team of return cap							12 months
Return cap (in percent)			30.00%
First loan and security agreement with a lender | If fully repaid with in 24 months
Debt
Team of return cap							24 months
Return cap (in percent)			22.00%
First loan and security agreement with a lender | If fully repaid with in 36 months
Debt
Team of return cap							36 months
Return cap (in percent)			11.85%
Second loan and security agreement with a lender
Debt
Aggregate amount borrowed		$ 2,000,000
Maturity		3 years
Monthly loan repayable equal to percentage of net revenues		1.0526%
Monthly loan repayable equal to percentage of net revenues ins second year		2.105%
Amount of return cap		$ 3,902,800
Revenue share payments							$ 1,580,019	$ 602,637
Second loan and security agreement with a lender | If fully repaid with in 12 months
Debt
Team of return cap		12 months
Return cap (in percent)		22.00%
Second loan and security agreement with a lender | If fully repaid with in 24 months
Debt
Team of return cap		24 months
Return cap (in percent)		11.85%
Subordinated Loan and Security Agreement, Principal [Member]
Debt
Outstanding balance of notes								4,876,496
Subordinated Loan and Security Agreement, Interest [Member]
Debt
Outstanding balance of notes								$ 2,681,560